Note 4 - Real Estate Assets - Summary of Properties Owned (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Real estate assets owned	$ 176,516,000		$ 200,207		$ 211,108
Garden Gateway Plaza [Member]
Geographic location	Colorado Springs, Colorado	[1]	Colorado Springs, Colorado	[2]
Real estate assets owned	$ 11,445,000	[1]	$ 11,428,000	[2]	11,166,000	[2]
World Plaza [Member]
Geographic location	San Bernardino, California	[1]	San Bernardino, California	[2]
Real estate assets owned	$ 9,271,000	[1]	$ 8,305,000	[2]	6,180,000	[2]
Executive Office Park [Member]
Geographic location	Colorado Springs, Colorado	[3]	Colorado Springs, Colorado
Real estate assets owned	$ 7,623,000	[3]	$ 7,723,000		7,976,000
Waterman Plaza [Member]
Geographic location	San Bernardino, California		San Bernardino, California
Real estate assets owned	$ 4,000,000		$ 4,889,000		4,977,000
Genesis Plaza [Member]
Geographic location	San Diego, California		San Diego, California
Real estate assets owned	$ 8,947,000		$ 8,789,000		8,449,000
Dakota Center [Member]
Geographic location	Fargo, North Dakota		Fargo, North Dakota
Real estate assets owned	$ 8,724,000		$ 8,855,000		9,139,000
Grand Pacific Center [Member]
Geographic location	Bismarck, North Dakota		Bismarck, North Dakota
Real estate assets owned	$ 5,823,000		$ 5,914,000		5,814,000
Arapahoe Center [Member]
Geographic location	Centennial, Colorado		Centennial, Colorado
Real estate assets owned	$ 9,492,000		$ 9,748,000		10,251,000
Union Town Center [Member]
Geographic location	Colorado Springs, Colorado		Colorado Springs, Colorado
Real estate assets owned	$ 9,482,000		$ 9,612,000		9,904,000
West Fargo Industrial [Member]
Geographic location	West Fargo, North Dakota		Fargo, North Dakota
Real estate assets owned	$ 7,136,000		$ 7,212,000		7,243,000
The 300 N.P [Member]
Geographic location	Fargo, North Dakota		Fargo, North Dakota
Real estate assets owned	$ 3,336,000		$ 3,405,000		3,543,000
Research Parkway [Member]
Geographic location	Colorado Springs, Colorado		Colorado Springs, Colorado
Real estate assets owned	$ 2,473,000		$ 2,512,000		2,589,000
One Park Centre [Member]
Geographic location	Westminster, Colorado		Westminster, Colorado
Real estate assets owned	$ 8,789,000		$ 8,518		8,453
Highland Court [Member]
Geographic location	Centennial, Colorado		Centennial, Colorado
Real estate assets owned	$ 11,136,000		$ 11,421,000		11,845,000
Shea Center II [Member]
Geographic location	Highlands Ranch, Colorado		Highlands Ranch, Colorado
Real estate assets owned	$ 21,470,000		$ 21,853,000		22,658,000
Presidio Property Trust, Inc. Properties [Member]
Real estate assets owned	129,147,000
Model Home Properties [Member]
Real estate assets owned	$ 47,369,000	[4]	$ 48,466,000		$ 48,763,000

[1]	Properties held for sale as of June 30, 2020.
[2]	Property held for sale as of December 31, 2019.
[3]	One of the four buildings at the property is held for sale as of June 30, 2020.
[4]	Includes four Model Homes that are listed as held for sale as of June 30, 2020.